S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 03, 2026
spac [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 919,014 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor. While there are currently no circumstances or arrangements contemplated under which our sponsor, its members or affiliates, or our directors or officers could indirectly transfer ownership of securities owned by our sponsor through transfers of sponsor membership interests, such transfers are not prohibited. “See - Risk Factors - The ownership interest of our sponsor may change, and our sponsor may divest its ownership interest in us before identifying a business combination, which could deprive us of key personnel and advisors.”

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions[1]	Exceptions to Transfer Restrictions
Founder Shares	With respect to 50% of the founder shares, the earlier of (i) the six-month anniversary of the completion of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following the completion of our initial business combination; and, with respect to the remaining 50% of the founder shares, the six-month anniversary of the completion of our initial business combination. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up.	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units	30 days after the completion of our initial business combination	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)	Same as above

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)	Clear Street LLC, as the Representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time with prior written consent. These transfer restrictions will not apply to transfers to the sponsor by the officers and directors. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.